Income and Expenses - Summary of Other Operating Expense (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material income and expense [abstract]
Impairment of goodwill (Note 6)		$ 0	$ 3	$ 8
Others		4	9	3
Other expenses	[1]	$ 4	$ 12	$ 11

[1]	* Excluding restructuring costs